Advances to Suppliers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Advances To Suppliers [Abstract]
Advances to suppliers	¥ 32,628	¥ 42,145
Beginning balance		(26,317)
Additions	(3,245)
Reversal		3,629
Write-offs	¥ 3,245	¥ 22,688